Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		51 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Income Statement [Abstract]
Net Sales	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of Sales	0	0	0	0	0
Gross profit	0	0	0	0	0
Operating expenses:
General & administrative	1,000	5,050	1,000	10,100	79,093
Total expenses	1,000	5,050	1,000	10,100	79,093
Loss from operations	(1,000)	(5,050)	(1,000)	(10,100)	(79,093)
Other Expense
Loss on impairment	0	0	0	0	(124)
Other Expense	0	0	0	0	(124)
Net Loss	$ (1,000)	$ (5,050)	$ (1,000)	$ (10,100)	$ (79,217)
Earnings per common share	$ 0.000	$ 0.000	$ 0.000	$ 0.000	$ (0.002)
Weighted-average shares outstanding:	41,574,340	39,737,472	41,574,340	39,395,307	38,304,169